SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Statement of Compliance
A) Statement of Compliance
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). These interim financial statements should be read in conjunction with Barrick’s most recently issued Annual Report which includes information necessary or useful to understanding the Company’s business and financial statement presentation. In particular, the Company’s significant accounting policies were presented in Note 2 of the Annual Consolidated Financial Statements for the year ended December 31, 2017 ("2017 Annual Financial Statements"), and have been consistently applied in the preparation of these interim financial statements, except as otherwise noted in Note 2(b). These condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on July 25, 2018.

New Accounting Standards Effective in 2018
B) New Accounting Standards Effective in 2018

Impact of Adoption of IFRS 15 Revenue from Contracts with Customers
We have adopted the requirements of IFRS 15 Revenue from Contracts with Customers ("IFRS 15") as of January 1, 2018. IFRS 15 covers principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. We elected to apply IFRS 15 using a modified retroactive approach by recognizing the cumulative effect of initially adopting IFRS 15 as an adjustment to the opening balance sheet through equity at January 1, 2018. Therefore, the comparative information has not been restated and continues to be reported under IAS 18 Revenue ("IAS 18"). The details of accounting policy changes and the quantitative impact of these changes are described below.

Gold Bullion Sales
IFRS 15 requires that revenue from contracts with customers be recognized upon the transfer of control over goods or services to the customer. The recognition of revenue upon transfer of control to the customer is consistent with our revenue recognition policy as set out in Note 2(f) of the 2017 Annual Financial Statements, as the condition is generally satisfied when title transfers to the customer. As such, upon adoption, this requirement under IFRS 15 resulted in no impact to our financial statements as the timing of revenue recognition on our gold bullion sales is unchanged.

Concentrate Sales
We assessed all of our existing concentrate sales agreements and determined that there is no change in the timing of revenue recognition, as control transfers to the smelting companies at the time of shipment, consistent with our current accounting policy as set out in Note 2(f) of the 2017 Annual Financial Statements. Although IFRS 15 identifies the shipping component associated with concentrate sales as a separate performance obligation, requiring a portion of the revenue to be deferred and only recognized once the shipment has reached the destination port, we have determined that the deferred revenue would be insignificant and thus, have not accounted for the shipping component as a separate performance obligation. IFRS 15 does not consider provisional price adjustments associated with concentrate sales to be revenue from contracts with customers as they arise from changes in market gold and copper prices between the shipment date and settlement date. As such, we have separately presented provisional price adjustments in Note 6 of these condensed interim consolidated financial statements in line with the requirements of IFRS 15.

Streaming Agreements
IFRS 15 requires that for contracts containing variable consideration, the transaction price be continually updated and re-allocated to the transferred goods and services. As a result, we have updated our accounting policy for revenue earned on streaming agreements such that we will treat the deferred revenue component as variable, requiring an adjustment to the transaction price per unit each time there is a change in the underlying production profile of a mine (typically in the fourth quarter of each year). The change in the transaction price per unit results in a retroactive adjustment to revenue in the period in which the change is made, reflecting the new production profile expected to be delivered under the streaming agreement. A corresponding retroactive adjustment is made to accretion expense, reflecting the impact of the change in the deferred revenue balance. The impact of the initial adoption of this change in accounting policy was an adjustment to reduce the opening deficit on January 1, 2018 of $64 million with a corresponding adjustment to reduce the deferred revenue balance. There was no impact to net income for the period.

If in the second quarter and first half of 2018 we had continued to recognize revenue on streaming agreements in accordance with IAS 18, the amounts recognized for revenue, deferred revenue and interest expense would have been insignificantly different from those recognized in accordance with IFRS 15.
B) New Accounting Standards Effective in 2018

Impact of Adoption of IFRS 15 Revenue from Contracts with Customers
We have adopted the requirements of IFRS 15 Revenue from Contracts with Customers ("IFRS 15") as of January 1, 2018. IFRS 15 covers principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. We elected to apply IFRS 15 using a modified retroactive approach by recognizing the cumulative effect of initially adopting IFRS 15 as an adjustment to the opening balance sheet through equity at January 1, 2018. Therefore, the comparative information has not been restated and continues to be reported under IAS 18 Revenue ("IAS 18"). The details of accounting policy changes and the quantitative impact of these changes are described below.

Gold Bullion Sales
IFRS 15 requires that revenue from contracts with customers be recognized upon the transfer of control over goods or services to the customer. The recognition of revenue upon transfer of control to the customer is consistent with our revenue recognition policy as set out in Note 2(f) of the 2017 Annual Financial Statements, as the condition is generally satisfied when title transfers to the customer. As such, upon adoption, this requirement under IFRS 15 resulted in no impact to our financial statements as the timing of revenue recognition on our gold bullion sales is unchanged.

Concentrate Sales
We assessed all of our existing concentrate sales agreements and determined that there is no change in the timing of revenue recognition, as control transfers to the smelting companies at the time of shipment, consistent with our current accounting policy as set out in Note 2(f) of the 2017 Annual Financial Statements. Although IFRS 15 identifies the shipping component associated with concentrate sales as a separate performance obligation, requiring a portion of the revenue to be deferred and only recognized once the shipment has reached the destination port, we have determined that the deferred revenue would be insignificant and thus, have not accounted for the shipping component as a separate performance obligation. IFRS 15 does not consider provisional price adjustments associated with concentrate sales to be revenue from contracts with customers as they arise from changes in market gold and copper prices between the shipment date and settlement date. As such, we have separately presented provisional price adjustments in Note 6 of these condensed interim consolidated financial statements in line with the requirements of IFRS 15.

Streaming Agreements
IFRS 15 requires that for contracts containing variable consideration, the transaction price be continually updated and re-allocated to the transferred goods and services. As a result, we have updated our accounting policy for revenue earned on streaming agreements such that we will treat the deferred revenue component as variable, requiring an adjustment to the transaction price per unit each time there is a change in the underlying production profile of a mine (typically in the fourth quarter of each year). The change in the transaction price per unit results in a retroactive adjustment to revenue in the period in which the change is made, reflecting the new production profile expected to be delivered under the streaming agreement. A corresponding retroactive adjustment is made to accretion expense, reflecting the impact of the change in the deferred revenue balance. The impact of the initial adoption of this change in accounting policy was an adjustment to reduce the opening deficit on January 1, 2018 of $64 million with a corresponding adjustment to reduce the deferred revenue balance. There was no impact to net income for the period.

If in the second quarter and first half of 2018 we had continued to recognize revenue on streaming agreements in accordance with IAS 18, the amounts recognized for revenue, deferred revenue and interest expense would have been insignificantly different from those recognized in accordance with IFRS 15.